UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10407

Master Portfolio Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place, 4th Fl.
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31
Date of reporting period: April 30, 2008

ITEM 1.      REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)
April 30, 2008

SMASh SERIES EC PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

CORPORATE BONDS & NOTES — 68.7%

	Aerospace & Defense — 0.9%
$170,000	Hawker Beechcraft Acquisition Co., 8.875% due 4/1/15 (a)(b)	$178,925
150,000	L-3 Communications Corp., Senior Subordinated Notes,
	7.625% due 6/15/12 (a)	154,500

	Total Aerospace & Defense	333,425

	Airlines — 0.4%
34,974	Continental Airlines Inc., 8.388% due 5/1/22 (a)	32,526
120,000	DAE Aviation Holdings Inc., Senior Notes, 11.250% due 8/1/15 (c)	122,550

	Total Airlines	155,076

	Auto Components — 0.6%
250,000	Visteon Corp., Senior Notes, 8.250% due 8/1/10 (a)	221,250

	Automobiles — 4.0%
520,000	Ford Motor Co., Notes, 7.450% due 7/16/31 (a)	391,300
1,360,000	General Motors Corp., Senior Debentures, 8.375% due 7/15/33 (a)	1,042,100

	Total Automobiles	1,433,400

	Beverages — 0.3%
80,000	Constellation Brands Inc., Senior Notes, 8.375% due 12/15/14 (a)	85,200

	Building Products — 0.5%
185,000	Associated Materials Inc., Senior Subordinated Notes, 9.750% due 4/15/12 (a)	185,000

	Chemicals — 0.3%
70,000	Georgia Gulf Corp., Senior Notes, 10.750% due 10/15/16 (a)	51,100
50,000	Methanex Corp., Senior Notes, 8.750% due 8/15/12 (a)	53,875

	Total Chemicals	104,975

	Commercial Banks — 7.9%
151,880	HSBC Bank PLC, 7.000% due 11/1/11 (a)(d)	162,849
470,000	HSBK Europe BV, 9.250% due 10/16/13 (c)	472,937
	ICICI Bank Ltd., Subordinated Bonds:
470,000	6.375% due 4/30/22 (c)(e)	419,874
380,000	6.375% due 4/30/22 (a)(c)(e)	339,481
	TuranAlem Finance BV, Bonds:
1,400,000	8.250% due 1/22/37 (a)(c)	1,142,750
330,000	8.250% due 1/22/37 (c)	269,775

	Total Commercial Banks	2,807,666

	Commercial Services & Supplies — 0.6%
75,000	Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (a)	64,875
100,000	DynCorp International LLC/DIV Capital Corp., Senior Subordinated Notes, 9.500% due 2/15/13 (a)	103,125
60,000	US Investigations Services Inc., Senior Notes, 10.500% due 11/1/15 (c)	53,400

	Total Commercial Services & Supplies	221,400

See Notes to Financial Statements.

14  |  SMASh Series EC Portfolio 2008 Semi-Annual Report

SMASh SERIES EC PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

	Consumer Finance — 15.4%
	Ford Motor Credit Co.:
$55,000	Notes, 7.375% due 10/28/09 (a)	$52,963
	Senior Notes:
330,000	9.875% due 8/10/11 (a)	319,531
1,500,000	12.000% due 5/15/15	1,542,688
150,000	8.000% due 12/15/16 (a)	131,474
1,550,000	Ford Motor Credit Co. LLC, Notes, 7.800% due 6/1/12 (a)	1,387,194
	General Motors Acceptance Corp.:
950,000	Bonds, 8.000% due 11/1/31 (a)	720,342
	Notes:
600,000	6.875% due 9/15/11 (a)	500,349
200,000	6.625% due 5/15/12 (a)	158,354
	GMAC LLC:
200,000	6.000% due 4/1/11 (a)	161,122
640,000	Senior Notes, 6.000% due 12/15/11 (a)	507,562

	Total Consumer Finance	5,481,579

	Diversified Consumer Services — 0.2%
100,000	Education Management LLC/Education Management Finance Corp.,
	Senior Subordinated Notes, 10.250% due 6/1/16 (a)	84,500

	Diversified Financial Services — 0.6%
50,000	AAC Group Holding Corp., Senior Discount Notes,
	step bond to yield 11.622% due 10/1/12 (a)	39,250
54,000	El Paso Performance-Linked Trust Certificates, Senior Notes,
	7.750% due 7/15/11 (c)	56,144
50,000	Leucadia National Corp., Senior Notes, 7.125% due 3/15/17 (a)	48,000
60,000	Residential Capital LLC, Senior Notes, 8.000% due 2/22/11 (a)	31,200
50,000	Vanguard Health Holdings Co., I LLC, Senior Discount Notes,
	step bond to yield 12.761% due 10/1/15 (a)	42,250

	Total Diversified Financial Services	216,844

	Diversified Telecommunication Services — 5.2%
80,000	Citizens Communications Co., Senior Notes, 7.875% due 1/15/27 (a)	71,400
	Hawaiian Telcom Communications Inc.:
30,000	Senior Notes, 9.750% due 5/1/13 (a)	13,350
90,000	Senior Subordinated Notes, 12.500% due 5/1/15 (a)	23,400
70,000	Intelsat Bermuda Ltd., Senior Notes, 11.250% due 6/15/16 (a)	71,313
120,000	Level 3 Financing Inc., Senior Notes, 9.250% due 11/1/14 (a)	109,800
75,000	Nordic Telephone Co. Holdings, Senior Secured Bonds, 8.875% due 5/1/16 (c)	77,063
225,000	Qwest Communications International Inc., 7.250% due 2/15/11	224,437
900,000	Vimpel Communications, 8.375% due 4/30/13 (c)	900,701
150,000	Virgin Media Finance PLC, Senior Notes, 9.125% due 8/15/16 (a)	145,500
110,000	Wind Acquisition Finance SA, Senior Bonds, 10.750% due 12/1/15 (c)	119,075
	Windstream Corp.:
65,000	8.125% due 8/1/13 (a)	67,600
30,000	Senior Notes, 8.625% due 8/1/16 (a)	31,575

	Total Diversified Telecommunication Services	1,855,214

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Semi-Annual Report  |  15

Schedule of investments (unaudited) continued
April 30, 2008

SMASh SERIES EC PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

	Electric Utilities — 0.3%
$50,000	Orion Power Holdings Inc., Senior Notes, 12.000% due 5/1/10 (a)	$55,375
50,000	VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (c)	33,250

	Total Electric Utilities	88,625

	Energy Equipment & Services — 0.6%
150,000	Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)	151,125
50,000	Key Energy Services Inc., Senior Notes, 8.375% due 12/1/14 (c)	52,000

	Total Energy Equipment & Services	203,125

	Gas Utilities — 0.3%
120,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.,
	Senior Notes, 6.875% due 12/15/13 (a)	118,800

	Health Care Providers & Services — 1.8%
	HCA Inc.:
200,000	Notes, 6.375% due 1/15/15 (a)	179,000
7,000	Senior Notes, 6.500% due 2/15/16 (a)	6,300
	Senior Secured Notes:
50,000	9.125% due 11/15/14	53,125
27,000	9.250% due 11/15/16 (a)	29,093
146,000	9.625% due 11/15/16 (a)(b)	157,132
73,000	Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14 (a)	75,007
152,000	US Oncology Holdings Inc., Senior Notes, 7.949% due 3/15/12 (a)(b)(e)	123,120

	Total Health Care Providers & Services	622,777

	Hotels, Restaurants & Leisure — 1.1%
40,000	Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12 (a)	38,350
50,000	Sbarro Inc., Senior Notes, 10.375% due 2/1/15 (a)	45,250
	Station Casinos Inc., Senior Notes:
100,000	6.000% due 4/1/12 (a)	84,875
260,000	7.750% due 8/15/16 (a)	217,750

	Total Hotels, Restaurants & Leisure	386,225

	Household Durables — 0.2%
80,000	Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes,
	9.000% due 11/1/11 (a)	82,200

	Independent Power Producers & Energy Traders — 9.4%
	AES Corp., Senior Notes:
697,000	7.750% due 3/1/14 (a)	717,910
80,000	7.750% due 10/15/15 (a)	83,000
470,000	8.000% due 10/15/17 (a)	492,325
80,000	Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)	80,000
100,000	Dynegy Inc., 7.670% due 11/8/16 (a)	100,163
	Edison Mission Energy, Senior Notes:
50,000	7.750% due 6/15/16 (a)	52,625
10,000	7.000% due 5/15/17 (a)	10,150
20,000	7.200% due 5/15/19 (a)	20,250
10,000	7.625% due 5/15/27 (a)	9,787

See Notes to Financial Statements.

16  |  SMASh Series EC Portfolio 2008 Semi-Annual Report

SMASh SERIES EC PORTFOLIO

FACE
AMOUNT	SECURITY	VALUE

	Independent Power Producers & Energy Traders — 9.4% continued
	Energy Future Holdings, Senior Notes:
$10,000	10.875% due 11/1/17 (c)	$10,700
990,000	11.250% due 11/1/17 (b)(c)	1,041,975
152,070	Mirant Mid Atlantic LLC, Pass-Through Certificates, 9.125% due 6/30/17 (a)	168,417
	NRG Energy Inc., Senior Notes:
60,000	7.250% due 2/1/14 (a)	61,800
150,000	7.375% due 2/1/16 (a)	154,875
100,000	7.375% due 1/15/17 (a)	103,250
	TXU Corp., Senior Notes:
200,000	5.550% due 11/15/14 (a)	164,382
30,000	6.500% due 11/15/24 (a)	22,960
45,000	6.550% due 11/15/34 (a)	34,227

	Total Independent Power Producers & Energy Traders	3,328,796

	IT Services — 0.5%
150,000	SunGard Data Systems Inc., Senior Subordinated Notes,
	10.250% due 8/15/15 (a)	160,125

	Leisure Equipment & Products — 1.9%
680,000	Eastman Kodak Co., 7.250% due 11/15/13 (a)	663,000

	Machinery — 0.1%
20,000	Terex Corp., Senior Subordinated Notes, 7.375% due 1/15/14 (a)	20,500

	Media — 2.2%
50,000	Affinion Group Inc., Senior Notes, 10.125% due 10/15/13 (a)	50,750
130,000	CCH I LLC/CCH I Capital Corp., Senior Secured Notes,
	11.000% due 10/1/15 (a)	101,725
100,000	Dex Media West LLC/Dex Media Finance Co., Senior Notes,
	8.500% due 8/15/10 (a)	98,750
75,000	DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Notes,
	8.375% due 3/15/13 (a)	77,437
150,000	EchoStar DBS Corp., Senior Notes, 7.125% due 2/1/16 (a)	148,125
210,000	Idearc Inc., Senior Notes, 8.000% due 11/15/16 (a)	137,550
85,000	R.H. Donnelley Corp., Senior Notes, 8.875% due 10/15/17 (c)	55,250
125,000	TL Acquisitions Inc., Senior Notes, 10.500% due 1/15/15 (c)	113,750

	Total Media	783,337

	Metals & Mining — 4.2%
850,000	Evraz Group SA, Notes, 8.875% due 4/24/13 (a)(c)	864,875
160,000	Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17 (a)	177,200
50,000	Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15 (a)	51,750
50,000	Noranda Aluminum Holding Corp., Senior Notes,
	10.488% due 11/15/14 (b)(c)(e)	40,250
100,000	Novelis Inc., Senior Notes, 7.250% due 2/15/15 (a)	92,000
100,000	Ryerson Inc., Senior Secured Notes, 12.000% due 11/1/15 (c)	99,500
	Steel Dynamics Inc., Senior Notes:
105,000	7.375% due 11/1/12 (c)	107,362
35,000	7.750% due 4/15/16 (c)	35,963

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Semi-Annual Report  |  17

Schedule of investments (unaudited) continued
April 30, 2008

SMASh SERIES EC PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Metals & Mining — 4.2% continued
$35,000	Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (a)	$33,600

	Total Metals & Mining	1,502,500

	Multiline Retail — 0.5%
60,000	Dollar General Corp., Senior Subordinated Notes, 1.875% due 7/15/17 (a)(b)	55,500
150,000	Neiman Marcus Group Inc., 7.125% due 6/1/28 (a)	135,000

	Total Multiline Retail	190,500

	Oil, Gas & Consumable Fuels — 5.5%
110,000	Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (a) Chesapeake Energy Corp.:	113,300
130,000	7.750% due 1/15/15 (a)	134,875
150,000	Senior Notes, 6.875% due 1/15/16 (a)	152,250
	El Paso Corp.:
31,000	Medium-Term Notes, 7.750% due 1/15/32 (a)	32,780
600,000	Senior Subordinated Notes, 7.000% due 6/15/17 (a)	629,148
80,000	Enterprise Products Operating LP, Junior Subordinated Notes, 8.375% due 8/1/66 (a)(e)	79,744
110,000	EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (a)	110,000
520,000	Intergas Finance BV, 6.375% due 5/14/17 (a)(c)	453,700
75,000	International Coal Group Inc., Senior Notes, 10.250% due 7/15/14 (a)	76,125
70,000	Petroplus Finance Ltd., Senior Note, 7.000% due 5/1/17 (c)	65,450
50,000	Whiting Petroleum Corp., Senior Subordinated Notes, 7.000% due 2/1/14 (a)	50,375
	Williams Cos. Inc.:
21,000	Debentures, 7.500% due 1/15/31 (a)	22,365
38,000	Notes, 8.750% due 3/15/32 (a)	45,125

	Total Oil, Gas & Consumable Fuels	1,965,237

	Paper & Forest Products — 1.2%
180,000	Abitibi-Consolidated Co. of Canada, Senior Secured Notes, 13.750% due 4/1/11 (c)	189,900
220,000	NewPage Corp., 10.000% due 5/1/12 (c)	235,950

	Total Paper & Forest Products	425,850

	Pharmaceuticals — 0.0%
50,000	Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12 (f)(g)	188

	Real Estate Management & Development — 0.3%
170,000	Realogy Corp., Senior Subordinated Notes, 12.375% due 4/15/15 (a)	93,500

	Road & Rail — 0.8%
270,000	Hertz Corp., Senior Subordinated Notes, 10.500% due 1/1/16 (a)	273,038

	Specialty Retail — 0.2%
	Michaels Stores Inc.:
50,000	Senior Notes, 10.000% due 11/1/14 (a)	48,750
20,000	Senior Subordinated Bonds, 11.375% due 11/1/16 (a)	18,050

	Total Specialty Retail	66,800

See Notes to Financial Statements.

18 | SMASh Series EC Portfolio 2008 Semi-Annual Report

SMASh SERIES EC PORTFOLIO

FACE AMOUNT	SECURITY	VALUE

	Tobacco — 0.1%
$50,000	Alliance One International Inc., Senior Notes, 8.500% due 5/15/12 (a)	$47,750

	Trading Companies & Distributors — 0.3%
40,000	H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16 (a)	35,000
100,000	Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (c)	77,000

	Total Trading Companies & Distributors	112,000

	Transportation Infrastructure — 0.1%
75,000	Saint Acquisition Corp., Senior Secured Notes, 10.815% due 5/15/15 (a)(c)(e)	25,125

	Wireless Telecommunication Services — 0.2%
100,000	ALLTEL Communications Inc., Senior Notes, 10.375% due 12/1/17 (b)(c)	79,500

	TOTAL CORPORATE BONDS & NOTES (Cost — $25,065,769)	24,425,027

COLLATERALIZED SENIOR LOANS — 3.4%

	IT Services — 1.0%
368,150	First Data Corp., Term Loan, 5.355% due 10/15/14 (a)(e)	346,877

	Media — 2.4%
498,750	Charter Communications Operating LLC, Term Loan B, 4.900% due 3/15/14 (a)(e)	441,809

500,000	Univision Communications Inc., Term Loan B, 5.147% due 9/15/14 (a)(e)	422,344

	Total Media	864,153

	TOTAL COLLATERALIZED SENIOR LOANS (Cost — $1,292,393)	1,211,030

FACE AMOUNT†

SOVEREIGN BONDS — 10.2%

		Brazil — 5.9%
		Brazil Nota do Tesouro Nacional:
2,377,000	BRL	10.000% due 7/1/10 (a)	1,305,496
1,500,000	BRL	Series F, 10.000% due 1/1/12 (a)	788,855

		Total Brazil	2,094,351

		Canada — 0.2%
49,106	CAD	Government of Canada, Bonds, 4.000% due 12/1/31 (a)	69,835

		France — 3.1%
740,000	EUR	Government of France, Bonds, 3.750% due 4/25/17 (a)	1,109,586

		Germany — 1.0%
219,000	EUR	Bundesrepublik Deutschland, Bonds, 3.750% due 1/4/15 (a)	335,420

		TOTAL SOVEREIGN BONDS (Cost — $3,457,159)	3,609,192

SHARES

CONVERTIBLE PREFERRED STOCKS — 0.0% CONSUMER DISCRETIONARY — 0.0%

		Automobiles — 0.0%
600		General Motors Corp. (a) (Cost—$15,000)	14,256

PREFERRED STOCKS — 2.5% FINANCIALS — 2.5%

		Capital Markets — 2.5%
730		Lehman Brothers Holdings Inc., 7.250% (a) (Cost—$730,000)	893,520

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Semi-Annual Report | 19

Schedule of investments (unaudited) continued
April 30, 2008

SMASh SERIES EC PORTFOLIO

CONTRACTS		SECURITY	VALUE

PURCHASED OPTION — 0.0%

75		U.S. Treasury 5-Year Notes Futures, Put @ $103, expires 5/23/08 (a) (Cost — $961)	$586

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $30,561,282)	30,153,611

FACE AMOUNT†

SHORT-TERM INVESTMENTS — 13.6%

		Sovereign Bonds — 6.7%
3,670,000	MYR	Bank Negara Malaysia Monetary Notes, Zero coupon bond to yield 2.379% due 6/5/08 (a)	1,158,039
		Egypt Treasury Bills:
3,875,000	EGP	Zero coupon bond to yield 5.723% due 11/11/08 (a)	695,840
3,000,000	EGP	Zero coupon bond to yield 6.425% due 1/6/09 (a)	532,598

		TOTAL SOVEREIGN BONDS (Cost — $2,308,531)	2,386,477

		U.S. Government Agency — 1.5%
539,000		Federal National Mortgage Association (FNMA) Discount Notes, 1.26%-1.820% due 12/15/08 (a)(h)(i) (Cost — $533,082)	532,054

		Repurchase Agreement — 5.4%
1,900,000		Morgan Stanley repurchase agreement dated 04/30/08, 1.920% due 5/1/08; Proceeds at maturity - $1,900,101; (Fully collateralized by U.S. government agency obligation, 5.125% due 1/2/14; Market value - $1,938,000) (Cost — $1,900,000)	1,900,000

		TOTAL SHORT-TERM INVESTMENTS (Cost — $4,741,613)	4,818,531

		TOTAL INVESTMENTS — 98.4% (Cost — $35,302,895#)	34,972,142
		Other Assets in Excess of Liabilities — 1.6%	583,962

		TOTAL NET ASSETS — 100.0%	$35,556,104

*	Non-income producing security.

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)	All or a portion of this security is segregated for open futures contracts, extended settlements, swap contracts, and foreign currency contracts.

(b)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

(e)	Variable rate security. Interest rate disclosed is that which is in effect at April 30, 2008.

(f)	Security is currently in default.

(g)	Illiquid security.

(h)	Rate shown represents yield-to-maturity.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

BRL	—	Brazilian Real
CAD	—	Canadian Dollar
EGP	—	Egyptian Pound
EUR	—	Euro
MYR	—	Malaysian Ringgit

See Notes to Financial Statements.

20  |  SMASh Series EC Portfolio 2008 Semi-Annual Report

Statement of assets and liabilities (unaudited)
SMASh Series EC Portfolio
April 30, 2008

ASSETS:
Investments, at value (Cost — $35,302,895)	$34,972,142
Foreign currency, at value (Cost — $208,352)	211,356
Cash	92,904
Deposits with brokers for open swap contracts	2,000,000
Unrealized appreciation on swaps	853,163
Interest receivable	688,809
Receivable for securities sold	592,974
Receivable from broker — variation margin on open futures contracts	93,903
Interest receivable for open swap contracts	90,560
Receivable for open forward currency contracts	88,989
Receivable from investment manager	5,404
Prepaid expenses	46

Total Assets	39,690,250

LIABILITIES:
Premiums paid for open swaps	1,931,661
Payable for securities purchased	1,848,312
Payable for open forward currency contracts	243,710
Unrealized depreciation on swaps	90,191
Accrued expenses	20,272

Total Liabilities	4,134,146

TOTAL NET ASSETS	$35,556,104

REPRESENTED BY:
Capital	$35,556,104

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Semi-Annual Report  |  21

Statement of operations (unaudited)
SMASh Series EC Portfolio
For the Six Months Ended April 30, 2008

INVESTMENT INCOME:
Interest	$1,136,111
Dividends	113
Less: Foreign taxes withheld	(5,085)

Total Investment Income	1,131,139

EXPENSES:
Custody fees	22,207
Audit and tax	13,141
Legal fees	3,471
Insurance	396
Trustees’ fees	153
Miscellaneous expenses	2,433

Total Expenses	41,801
Less: Expense reimbursements (Note 2)	(39,296)
Fees paid indirectly (Note 1)	(2,505)

NET INVESTMENT INCOME	1,131,139

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	(16,670)
Futures contracts	429,397
Options written	27,529
Swap contracts	212,291
Foreign currency transactions	(50,535)

Net Realized Gain	602,012

Change in Net Unrealized Appreciation/Depreciation From:
Investments	(413,923)
Futures contracts	(304,577)
Swap contracts	779,197
Foreign currencies	(77,589)

Change in Net Unrealized Appreciation/Depreciation	(16,892)

NET GAIN ON INVESTMENTS, FUTURES CONTRACTS, OPTIONS WRITTEN, SWAP CONTRACTS AND FOREIGN CURRENCY TRANSACTIONS	585,120

INCREASE IN NET ASSETS FROM OPERATIONS	$1,716,259

See Notes to Financial Statements.

22  |  SMASh Series EC Portfolio 2008 Semi-Annual Report

Statements of changes in net assets
SMASh Series EC Portfolio

FOR THE SIX MONTHS ENDED APRIL 30, 2008 (unaudited) AND THE PERIOD ENDED OCTOBER 31, 2007†	2008	2007

OPERATIONS:
Net investment income	$1,131,139	$343,169
Net realized gain	602,012	16,559
Change in net unrealized appreciation/depreciation	(16,892)	(857)

Increase in Net Assets From Operations	1,716,259	358,871

CAPITAL TRANSACTIONS:
Proceeds from contributions	25,259,162	16,672,248
Value of withdrawals	(7,952,877)	(497,559)

Increase in Net Assets From Capital Transactions	17,306,285	16,174,689

INCREASE IN NET ASSETS	19,022,544	16,533,560

NET ASSETS:
Beginning of period	16,533,560	—

End of period	$35,556,104	$16,533,560

† For the period December 27, 2006 (inception date) to October 31, 2007.

See Notes to Financial Statements.

SMASh Series EC Portfolio 2008 Semi-Annual Report  |  23

Financial highlights
SMASh Series EC Portfolio

FOR THE YEAR ENDED OCTOBER 31, UNLESS OTHERWISE NOTED:
	2008 [1]	2007 [2]

NET ASSETS, END OF PERIOD (000s)	$35,556	$16,534

Total return[3]	4.07%	0.43%

RATIOS TO AVERAGE NET ASSETS:
Gross expenses[4,5]	0.29%	1.12%
Net expenses[5,6,7]	0.00%[8]	0.00%
Net investment income[5]	7.77	6.61

PORTFOLIO TURNOVER RATE	6%	35%

[1]	For the six months ended April 30, 2008 (unaudited).

[2]	For the period December 27, 2006 (inception date) to October 31, 2007.

[3]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Portfolio. Such management fees are paid directly or indirectly by separately managed account sponsor to the Portfolio’s manager or subadvisers. All operating expenses of the Portfolio were reimbursed by the manager, due to an expense reimbursement agreement between the Portfolio and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separate managed account sponsor.

[5]	Annualized.

[6]	Reflects expense reimbursements.

[7]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes, and extraordinary expenses, to average net assets of the Portfolio will not exceed 0.00%.

[8]	There was no impact to the expense ratio as a result of fees paid indirectly.

See Notes to Financial Statements.

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Notes to financial statements (unaudited)

1. Organization and significant accounting policies

SMASh Series EC Portfolio (the “Portfolio”), is a separate investment series of the Master Portfolio Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last quoted bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

(c) Financial futures contracts. The Portfolio may enter into financial futures contracts typically to hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in stock market

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Notes to financial statements (unaudited) continued

prices, currency exchange rates or interest rates as a substitution for buying and selling securities and as a cash flow management technique. Upon entering into a financial futures contract, the Portfolio is required to deposit cash or securities as initial margin, equal to a certain percentage of the contract amount (initial margin deposit). Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as “variation margin,” are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instruments. For foreign currency denominated futures contracts, variation margins are not settled daily. The Portfolio recognizes an unrealized gain or loss equal to the fluctuation in the value. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying financial instruments. In addition, investing in financial futures contracts involves the risk that the Portfolio could lose more than the initial margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Written options. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Portfolio realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is treated as a realized gain or loss. When a written put option is exercised, the amount of the premium received is added to the cost of the security purchased by the Portfolio from the exercise of the written put option to form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.

The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing a call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security

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increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Forward foreign currency contracts. The Portfolio may enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(f) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Portfolio does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated

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Notes to financial statements (unaudited) continued

transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Credit default swaps. The Portfolio may enter into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate issuers or sovereign issuers of an emerging country, on a specified obligation. The Portfolio may use a CDS to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Portfolio has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of the protection an amount up to the notional value of the swap, and in certain instances take delivery of the security. As the seller, the Portfolio would be effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.

Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss on the Statement of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statement of Operations.

Entering into a CDS swaps involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement and that there will be unfavorable changes in net interest rates.

(h) Credit and market risk. The Portfolio invests in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on

28  |  SMASh Series EC Portfolio 2008 Semi-Annual Report

the market prices of investments held by the Portfolio. The Portfolio’s investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(i) Foreign risk. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay dividends in foreign currencies, change in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(j) Other risk. Consistent with its objective to seek high current income, the Portfolio may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which they are indexed. These securities are generally more volatile in nature, and the risk of loss of principal is greater.

(k) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Portfolio’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(l) Fees paid indirectly. The Portfolio’s custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Portfolio. The amount is shown as a reduction of expenses on the Statement of Operations.

(m) Income taxes. The Portfolio is classified as a partnership for Federal income tax purposes. As such, each investor in the Portfolio is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no Federal income tax provision is required. It is intended that the Portfolio’s assets will be managed so an investor in the Portfolio can satisfy the requirements of the subchapter M of the Internal Revenue Code.

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Notes to financial statements (unaudited) continued

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Portfolio’s investment manager and Western Asset Management Company (“Western Asset”) and Western Asset Management Company Limited (“Western Asset Limited”) are the Portfolio’s subadvisers. LMPFA, Western Asset and Western Asset Limited are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

The manager and subadvisers do not charge management fees to the Portfolio. However, the Portfolio is an integral part of the separately managed account program, and the Portfolio manager and subadvisers will be compensated directly or indirectly by separately managed account program sponsors. If the management fee was charged to the Portfolio a fee of 0.078% of the Portfolio’s daily average net assets could have been imputed. LMPFA provides administrative and certain oversight services to the Portfolio. LMPFA has delegated to the subadvisers the day-to-day portfolio management of the Portfolio.

During the period ended April 30, 2008, LMPFA reimbursed the Portfolio for expenses amounting to $39,296.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2008, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$19,231,908
Sales	1,396,924

At April 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$863,036
Gross unrealized depreciation	(1,193,789)

Net unrealized depreciation	$(330,753)

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At April 30, 2008, the Portfolio had the following open futures contracts:

	NUMBER OF CONTRACTS	EXPIRATION DATE	BASIS VALUE	MARKET VALUE	UNREALIZED GAIN (LOSS)

Contracts to Buy:
British Pound	25	3/09	$5,883,318	$5,884,806	$1,488

Euribor	8	6/08	2,978,246	2,964,796	(13,450)

Federal Republic of Germany,
10 Year Bonds	25	6/08	4,564,558	4,439,178	(125,380)

LIBOR	5	9/08	1,171,553	1,174,170	2,617

LIBOR	10	12/08	2,349,817	2,350,946	1,129

LIBOR	8	6/09	1,892,914	1,883,832	(9,082)

U.S. Treasury 5 Year Notes	145	6/08	16,403,577	16,237,735	(165,842)

					(308,520)

Contracts to Sell:
British Pound	1	6/08	$124,239	$123,931	$308

U.S. Treasury 10 Year Notes	5	6/08	586,147	579,063	7,084

					7,392

Net unrealized loss on open futures contracts					$(301,128)

At April 30, 2008, the Portfolio had open forward foreign currency contracts as described below. The unrealized gain (loss) on the open contracts reflected in the accompanying financial statements were as follows:

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)

Contracts to Buy:
British Pound	373,716	$741,311	5/7/08	$980

Canadian Dollar	69,190	68,542	5/7/08	(100)

Euro	229,010	365,389	5/7/08	(8,882)

Euro	750,000	1,167,161	5/7/08	(25,340)

Euro	970,000	1,509,528	5/7/08	(31,317)

Japanese Yen	84,593,220	809,559	5/7/08	11,510

Japanese Yen	84,593,220	813,846	8/5/08	(11,051)

				(64,200)

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Notes to financial statements (unaudited) continued

FOREIGN CURRENCY	LOCAL CURRENCY	MARKET VALUE	SETTLEMENT DATE	UNREALIZED GAIN (LOSS)

Contracts to Sell:

British Pound	373,716	$741,311	5/7/08	$(3,109)

British Pound	373,716	736,595	8/5/08	(898)

Canadian Dollar	69,190	68,542	5/7/08	380

Canadian Dollar	69,190	68,500	8/5/08	73

Euro	229,010	356,389	5/7/08	(19,286)

Euro	750,000	1,167,161	5/7/08	(62,621)

Euro	970,000	1,509,528	5/7/08	(81,106)

Euro	229,010	354,921	8/5/08	8,804

Euro	750,000	1,162,356	8/5/08	25,194

Euro	970,000	1,503,313	8/5/08	31,110

Japanese Yen	84,593,220	809,559	5/7/08	10,938

				(90,521)

Net unrealized loss on open forward foreign currency contracts				$(154,721)

During the six months ended April 30, 2008, written option transactions for the Portfolio were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Options written, outstanding October 31, 2007	—	—
Options written	1,400,024	$28,633
Options closed	(2)	(2,990)
Options expired	(1,400,022)	(25,643)
Options written, outstanding April 30, 2008	—	—

At April 30, 2008, the Portfolio held the following credit default swap contracts:

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	8/15/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$594,000
Payments received by the Portfolio:	2.75% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Appreciation:	$1,579

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	8/15/07
Reference Entity:	GMAC
Notional Amount:	$300,000
Payments received by the Portfolio:	12.00% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	9/20/08
Unrealized Depreciation:	$(36,854)

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Swap Counterparty:	Barclays Capital Inc.
Effective Date:	3/27/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$891,000
Payments received by the Portfolio:	2.75% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(51,319)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	8/7/07
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$396,000
Payments received by the Portfolio:	2.75% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	6/20/12
Unrealized Depreciation:	$(2,018)

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	2/15/0
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$3,762,000
Payments received by the Portfolio:	3.75% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Appreciation:	$219,273

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	2/7/0
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$6,000,000
Payments received by the Portfolio:	2.25% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Appreciation:	$278,317

Swap Counterparty:	UBS Warburg LLC
Effective Date:	2/8/08
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$4,950,000
Payments received by the Portfolio:	3.75% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Appreciation:	$249,937

Swap Counterparty:	Barclays Capital Inc.
Effective Date:	1/16/08
Reference Entity:	CDX North America Crossover Index
Notional Amount:	$5,940,000
Payments received by the Portfolio:	3.75% quarterly
Payments made by the Portfolio:	Payment only if credit event occurs
Termination Date:	12/20/12
Unrealized Appreciation:	$104,057

At April 30, 2008, the Portfolio had a total appreciation of $762,972 from swap contracts.

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Notes to financial statements (unaudited) continued

4. Legal matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (“CGM”), a former distributor of other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including Smith Barney Fund Management, LLC (“SBFM”) and Salomon Brothers Asset Management Inc. (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses. On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management (“CAM”), SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

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On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the Securities and Exchange Commission (“SEC”) as previously described. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed. On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint, and judgment was later entered. An appeal has been filed and is pending before the U.S. Court of Appeals for the Second Circuit.

5. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of CitiSM New York Tax Free Reserves, a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,”

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Notes to financial statements (unaudited) continued

used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian has filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal is pending.

6. Recent accounting pronouncements

On September 20, 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management has determined that there is no material impact to the Portfolio’s valuation policies as a result of adopting FAS 157. The Portfolio will implement the disclosure requirements beginning with its January 31, 2009 Form N-Q.

* * *

In March 2008, FASB issued the Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Portfolio’s derivative and hedging activities, including how such activities are accounted for and their effect on the Portfolio’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolio’s financial statements and related disclosures.

36  |   SMASh Series EC Fund 2008 Semi-Annual Report

ITEM 2.     CODE OF ETHICS.

               Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

               Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

               Not applicable.

ITEM 5.     COMMITTEE OF LISTED REGISTRANTS.

               Not applicable.

ITEM 6.     SCHEDULE OF INVESTMENTS.

               Included herein under Item 1.

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

               Not applicable.

ITEM 11.   CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.   EXHIBITS.

               (a) (1) Not applicable.

               Exhibit 99.CODE ETH

               (a)(2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

               Exhibit 99.CERT

               (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

               Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Master Portfolio Trust

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	June 27, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Master Portfolio Trust

Date:	June 27, 2008

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Master Portfolio Trust

Date:	June 27, 2008